Commitments (Tables)	12 Months Ended
Dec. 31, 2023
Commitments
Schedule of approximate amount of firm orders

	2023	2022
2023	-	4,234,480
2024	3,882,344	5,847,873
2025	3,349,889	6,970,535
2026 onwards	11,595,414	3,521,916
Total	18,827,647	20,574,804

Schedule of advances for aircraft acquisitions

	2023	2022
2023	-	1,642,175
2024	1,439,432	1,990,773
2025	1,132,693	2,355,513
2026 onwards	3,828,561	1,182,264
Total	6,400,686	7,170,725